Consolidated and Combined Statements of Operations - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 823,878	$ 249,815	$ 190,850
Expenses
Compensation and benefits	1,496,988	240,731	111,773
Amortization of intangible assets	113,889	0	0
General, administrative and other expenses	140,268	67,811	51,710
Total Expenses	1,751,145	308,542	163,483
Other Loss
Net losses on investments	(3,526)
Net losses on retirement of debt	(17,636)	0	0
Interest expense	(27,275)	(23,816)	(6,662)
Change in TRA liability	(13,848)	0	0
Change in warrant liability	(43,670)	0	0
Change in earnout liability	(834,255)	0	0
Total Other Loss	(940,210)	(23,816)	(6,662)
Loss Before Income Taxes	(1,867,477)	(82,543)	20,705
Income tax benefit	(65,211)	(102)	240
Consolidated and Combined Net Loss	(1,802,266)	(82,441)	20,465
Net loss attributable to noncontrolling interests	1,426,095	4,610	2,493
Net Loss Attributable to Blue Owl Capital Inc. (After May 19, 2021) / Owl Rock (Prior to May 19, 2021)	(376,171)	(77,831)	22,958
Net Loss Attributable to Class A Shares	$ (450,430)
Net Loss per Class A Share
Basic (in dollars per share)	$ (1.27)
Diluted (in dollars per share)	$ (1.34)
Weighted-Average Class A Shares
Basic (in shares)	354,949,067
Diluted (in shares)	1,315,186,416
Part 1 Fees
Revenues
Revenues	$ 667,935	194,906	123,957
Administrative, transaction and other fees
Revenues
Revenues	150,037	$ 54,909	$ 66,893
Realized performance income
Revenues
Revenues	$ 5,906